Profit on disposal of intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Profit on disposal of intangible assets
Schedule of profit on disposal of intangible assets

	2022	2021	2020
	£’000	£’000	£’000
Profit on disposal of registrations	18,971	4,601	15,664
Player loan income	2,964	2,780	2,720
	21,935	7,381	18,384